Condensed Consolidated Interim Statement of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 19,283	$ 17,291	$ 38,275	$ 63,789
Cost of product sales	(1,319)	(2,266)	(1,909)	(2,795)
Research and development expenses	(31,944)	(48,537)	(71,424)	(97,489)
Selling and marketing expenses	(14,456)	(17,659)	(29,807)	(36,029)
General and administrative expenses	(11,353)	(18,240)	(26,496)	(37,251)
Total operating expense	(59,072)	(86,702)	(129,636)	(173,564)
Loss from operations	(39,789)	(69,411)	(91,361)	(109,775)
Other income (expense)
Financial income	2,372	16	4,547	18,324
Financial expense	(15,857)	(8,801)	(26,145)	(18,018)
Non-operating (expense) income	(453)	12,875	(456)	26,317
Total other (expense) income	(13,938)	4,090	(22,054)	26,623
Loss before taxes	(53,727)	(65,321)	(113,415)	(83,152)
Income tax benefit	6,610	947	6,872	2,117
Net loss	$ (47,117)	(64,374)	$ (106,543)	(81,035)
Net loss attributable to:
Owners of the parent		$ (64,374)		$ (81,035)
Net loss per share
Net loss per share, basic (in USD per share)	$ (0.58)	$ (0.84)	$ (1.31)	$ (1.05)
Net loss per share, diluted (in dollars per share)	$ (0.58)	$ (0.84)	$ (1.31)	$ (1.05)
Product revenues, net
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 19,197	$ 17,291	$ 38,150	$ 33,789
License revenues and royalties
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 0	$ 0	$ 0	$ 30,000